Note 8 - Other Liabilities - Schedule of Other Liabilities (Details) - CAD ($) $ in Thousands	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Statement Line Items [Line Items]
Accounts payable and other	$ 5,482	$ 7,662	$ 6,155
Current income tax liability	1,829	5,797	1,975
Deferred income tax liability	704	786	855
Lease obligations	4,295	4,471	4,944
Cash collateral and amounts held in escrow	7,210	8,006	5,252
Cash reserves on loan and lease receivables	132,776	126,110	114,485
Other liabilities	$ 152,296	$ 152,832	$ 133,666